NET TRADING INCOME (Details) - Schedule of Net Gains (Losses) Held For Trading - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net income arising on assets and liabilities mandatorily held at fair value through profit or loss:
Net gains (losses) on financial instruments held for trading	£ (8)	£ 404	£ (428)
Other financial instruments mandatorily held at fair value through profit or loss:
Debt securities, loans and advances	(26)	1,122	4,771
Equity shares	(4,747)	9,862	12,534
	(4,781)	11,388	16,877
Net (expense) income arising on assets and liabilities designated at fair value through profit or loss	(156)	(144)	(154)
Securities and other gains	£ (4,937)	£ 11,244	£ 16,723